UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Knox III
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ John J. Knox III     Westport, CT     October 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $206,005 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     2914    83389 SH       SOLE                    83389        0        0
ALLIANCE RES PARTNER L P       UT LTD PART      01877r108      222     3379 SH       SOLE                     3379        0        0
ANADARKO PETE CORP             COM              032511107     4347    68939 SH       SOLE                    68939        0        0
APPLE INC                      COM              037833100     3779     9911 SH       SOLE                     9911        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     6875   145807 SH       SOLE                   145807        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     3407   183251 SH       SOLE                   183251        0        0
BARD C R INC                   COM              067383109     4926    56276 SH       SOLE                    56276        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      327     4600 SH       SOLE                     4600        0        0
BLACKROCK INC                  COM              09247X101     4290    28987 SH       SOLE                    28987        0        0
CHEVRON CORP NEW               COM              166764100     7206    77830 SH       SOLE                    77830        0        0
CISCO SYS INC                  COM              17275r102     3883   250510 SH       SOLE                   250510        0        0
CVS CAREMARK CORPORATION       COM              126650100     6157   183290 SH       SOLE                   183290        0        0
DARDEN RESTAURANTS INC         COM              237194105     5756   134643 SH       SOLE                   134643        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985r104      120    12330 SH       SOLE                    12330        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      427    12035 SH       SOLE                    12035        0        0
EMERSON ELEC CO                COM              291011104     6061   146709 SH       SOLE                   146709        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      317     7894 SH       SOLE                     7894        0        0
EXXON MOBIL CORP               COM              30231G102     6831    94050 SH       SOLE                    94050        0        0
GENERAL ELECTRIC CO            COM              369604103     6467   424904 SH       SOLE                   424904        0        0
HALLIBURTON CO                 COM              406216101     7006   229538 SH       SOLE                   229538        0        0
HOME DEPOT INC                 COM              437076102     7685   233796 SH       SOLE                   233796        0        0
INTEL CORP                     COM              458140100     6741   315967 SH       SOLE                   315967        0        0
JPMORGAN CHASE & CO            COM              46625H100     4646   154265 SH       SOLE                   154265        0        0
KOHLS CORP                     COM              500255104     5614   114346 SH       SOLE                   114346        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100      307     8617 SH       SOLE                     8617        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      301     6558 SH       SOLE                     6558        0        0
MICROSOFT CORP                 COM              594918104     5595   224790 SH       SOLE                   224790        0        0
NORFOLK SOUTHERN CORP          COM              655844108     6586   107931 SH       SOLE                   107931        0        0
ORACLE CORP                    COM              68389X105     8160   283922 SH       SOLE                   283922        0        0
PEPSICO INC                    COM              713448108     6639   107256 SH       SOLE                   107256        0        0
PHILIP MORRIS INTL INC         COM              718172109      207     3315 SH       SOLE                     3315        0        0
PROCTER & GAMBLE CO            COM              742718109     8125   128598 SH       SOLE                   128598        0        0
QUALCOMM INC                   COM              747525103     6835   140552 SH       SOLE                   140552        0        0
RAYTHEON CO                    COM NEW          755111507     5189   126959 SH       SOLE                   126959        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     5390   478252 SH       SOLE                   478252        0        0
SEADRILL LIMITED               SHS              g7945e105      289    10514 SH       SOLE                    10514        0        0
SEMPRA ENERGY                  COM              816851109     3986    77390 SH       SOLE                    77390        0        0
ST JUDE MED INC                COM              790849103     2518    69572 SH       SOLE                    69572        0        0
STAPLES INC                    COM              855030102     4064   305549 SH       SOLE                   305549        0        0
STATE STR CORP                 COM              857477103     6175   192008 SH       SOLE                   192008        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     8147   115788 SH       SOLE                   115788        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    10000   216825 SH       SOLE                   216825        0        0
US BANCORP DEL                 COM NEW          902973304     4160   176726 SH       SOLE                   176726        0        0
WAL MART STORES INC            COM              931142103     7328   141191 SH       SOLE                   141191        0        0